ACQUISITION - Jinghan Taihe (Details) - Ten Tutoring Centers controlled by Beijing Xinganxian ¥ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 28, 2019 item	Jun. 30, 2020 item	Dec. 31, 2020 CNY (¥)
Business Acquisition [Line Items]
Number of branches	10
Agreement tenure	10 years
Number of schools under the branch companies	10
Renewal term	10 years
Long Term Accounts Receivable And Other Receivables, Valuation Input, Discount Rate			17.00%
Number of tutoring centers closed		4
Impairment loss of goodwill, recognized | ¥			¥ 20,911